Subsidiary guarantee information (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	38,630	8,228	(14,186)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(732)	(98)	726
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(15,221)	(27,518)	54,403
Purchase of investment securities	(1,542)	(2,752)	(2,189)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	2,462	3,748	4,458
Investments in subsidiaries and other investments	(1,782)	(1,674)	(1,907)
Proceeds from sale of other investments	6,784	2,467	1,710
(Increase)/decrease in loans	(17,242)	3,970	4,166
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,739)	(1,689)	(1,387)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	222	275	205
Net cash provided by/(used in) investing activities of continuing operations	(25,972)	(21,449)	62,071
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,935	26,391	(29,090)
Increase/(decrease) in short-term borrowings	4,098	10,934	4,098
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(7,097)	(46,654)
Issuances of long-term debt	34,234	57,910	62,829
Repayments of long-term debt	(37,127)	(51,390)	(72,472)
Issuances of common shares	1,127	9	17
Sale of treasury shares	11,853	24,749	17,657
Repurchase of treasury shares	(11,790)	(26,846)	(19,019)
Dividends paid/capital repayments	(1,948)	(2,800)	(375)
Excess tax benefits on share based awards	0	615	180
Other, net	(2,508)	553	(2,080)
Net cash provided by/(used in) financing activities of continuing operations	33,056	33,028	(84,909)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(633)	(6,155)	(1,154)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,106	13,610	(38,178)
Cash and due from banks at beginning of period	65,467	51,857	90,035
Cash and due from banks at end of period	110,573	65,467	51,857
Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	11,109	26,915	(29,040)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1)	4,967	9,620
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(19,677)	(9,985)	55,753
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	331
Maturities of investment securities	0	0	0
Investments in subsidiaries and other investments	10	(263)	(1,036)
Proceeds from sale of other investments	4,269	847	610
(Increase)/decrease in loans	6,326	98	(12,266)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(477)	(510)	(287)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	3	68	(8)
Net cash provided by/(used in) investing activities of continuing operations	(9,547)	(4,778)	52,717
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(27)	(12)	(188)
Increase/(decrease) in short-term borrowings	(21,783)	5,953	15,675
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	29,310	(16,158)	(38,671)
Issuances of long-term debt	3,395	497	9,046
Repayments of long-term debt	(9,974)	(6,343)	(9,452)
Issuances of common shares	44	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	0	0	(32)
Excess tax benefits on share based awards		478	0
Other, net	(3,897)	(2,850)	(640)
Net cash provided by/(used in) financing activities of continuing operations	(2,932)	(18,435)	(24,262)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(65)	(558)	(64)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(1,435)	3,144	(649)
Cash and due from banks at beginning of period	5,133	1,989	2,638
Cash and due from banks at end of period	3,698	5,133	1,989
Bank parent company and other subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	25,498	(18,352)	16,834
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,313)	(7,119)	(8,036)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	5,197	(18,919)	(245)
Purchase of investment securities	(196)	(241)	(67)
Proceeds from sale of investment securities	2,118	988	560
Maturities of investment securities	705	1,312	2,209
Investments in subsidiaries and other investments	(1,419)	(1,102)	(925)
Proceeds from sale of other investments	2,055	1,304	1,309
(Increase)/decrease in loans	(20,460)	6,394	15,956
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,225)	(1,157)	(1,087)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	117	181	177
Net cash provided by/(used in) investing activities of continuing operations	(13,721)	(17,525)	10,846
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,164	27,302	(30,139)
Increase/(decrease) in short-term borrowings	26,537	4,158	(12,416)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(22,128)	9,161	(8,683)
Issuances of long-term debt	29,136	54,482	52,421
Repayments of long-term debt	(26,078)	(42,588)	(61,609)
Issuances of common shares	(46)	1,567	(13)
Sale of treasury shares	615	2,082	1,695
Repurchase of treasury shares	(612)	(1,623)	(2,150)
Dividends paid/capital repayments	(285)	(3,305)	(225)
Excess tax benefits on share based awards		130	181
Other, net	1,138	(486)	(2,988)
Net cash provided by/(used in) financing activities of continuing operations	35,441	50,880	(63,926)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(572)	(5,609)	(1,091)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	46,671	9,352	(37,337)
Cash and due from banks at beginning of period	59,898	50,546	87,883
Cash and due from banks at end of period	106,569	59,898	50,546
Bank
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	36,607	8,563	(12,206)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(1,314)	(2,152)	1,584
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(14,480)	(28,904)	55,508
Purchase of investment securities	(196)	(241)	(67)
Proceeds from sale of investment securities	2,118	988	891
Maturities of investment securities	705	1,312	2,209
Investments in subsidiaries and other investments	(1,409)	(1,365)	(1,961)
Proceeds from sale of other investments	6,324	2,151	1,919
(Increase)/decrease in loans	(14,134)	6,492	3,690
Proceeds from sale of loans	689	817	992
Capital expenditures for premises and equipment and other intangible assets	(1,702)	(1,667)	(1,374)
Proceeds from sale of premises and equipment and other intangible assets	11	17	3
Other, net	120	249	169
Net cash provided by/(used in) investing activities of continuing operations	(23,268)	(22,303)	63,563
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,137	27,290	(30,327)
Increase/(decrease) in short-term borrowings	4,754	10,111	3,259
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	7,182	(6,997)	(47,354)
Issuances of long-term debt	32,531	54,979	61,467
Repayments of long-term debt	(36,052)	(48,931)	(71,061)
Issuances of common shares	(2)	1,567	(13)
Sale of treasury shares	615	2,082	1,695
Repurchase of treasury shares	(612)	(1,623)	(2,150)
Dividends paid/capital repayments	(285)	(3,305)	(257)
Excess tax benefits on share based awards	0	608	181
Other, net	(2,759)	(3,336)	(3,628)
Net cash provided by/(used in) financing activities of continuing operations	32,509	32,445	(88,188)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(637)	(6,167)	(1,155)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	25	(42)	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	45,236	12,496	(37,986)
Cash and due from banks at beginning of period	65,031	52,535	90,521
Cash and due from banks at end of period	110,267	65,031	52,535
Group parent company
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	431	3,577	305
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	0	0	(1,038)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	0	29	0
Investments in subsidiaries and other investments	(101)	(68)	(10)
Proceeds from sale of other investments	9	5	0
(Increase)/decrease in loans	547	715	588
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	0	0	(5)
Net cash provided by/(used in) investing activities of continuing operations	455	681	(465)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(1,514)	(1,767)	(60)
Increase/(decrease) in short-term borrowings	0	0	0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	10	0	56
Repayments of long-term debt	(489)	(465)	(500)
Issuances of common shares	1,129	32	29
Sale of treasury shares	550	39	752
Repurchase of treasury shares	(201)	(2,103)	(2,531)
Dividends paid/capital repayments	(1,560)	(2,378)	(111)
Excess tax benefits on share based awards		0	0
Other, net	617	2,395	1,485
Net cash provided by/(used in) financing activities of continuing operations	(1,458)	(4,247)	(880)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	567	(4)	1,037
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(5)	7	(3)
Cash and due from banks at beginning of period	18	11	14
Cash and due from banks at end of period	13	18	11
Other Group subsidiaries
Operating activities of continuing operations (CHF million)
Net cash provided by/(used in) operating activities of continuing operations	1,592	(3,912)	(2,285)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	582	2,054	180
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(741)	1,386	(1,105)
Purchase of investment securities	(1,346)	(2,511)	(2,122)
Proceeds from sale of investment securities	0	0	0
Maturities of investment securities	1,757	2,407	2,249
Investments in subsidiaries and other investments	(272)	(241)	64
Proceeds from sale of other investments	451	311	(209)
(Increase)/decrease in loans	(3,655)	(3,237)	(112)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(37)	(22)	(13)
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	102	26	41
Net cash provided by/(used in) investing activities of continuing operations	(3,159)	173	(1,027)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	2,312	868	1,297
Increase/(decrease) in short-term borrowings	(656)	823	839
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	(100)	700
Issuances of long-term debt	1,693	2,931	1,306
Repayments of long-term debt	(586)	(1,994)	(911)
Issuances of common shares	0	(1,590)	1
Sale of treasury shares	10,688	22,628	15,210
Repurchase of treasury shares	(10,977)	(23,120)	(14,338)
Dividends paid/capital repayments	(103)	2,883	(7)
Excess tax benefits on share based awards		7	(1)
Other, net	(366)	1,494	63
Net cash provided by/(used in) financing activities of continuing operations	2,005	4,830	4,159
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(563)	16	(1,036)
Net cash provided by/(used in) operating activities of discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	0
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(125)	1,107	(189)
Cash and due from banks at beginning of period	418	(689)	(500)
Cash and due from banks at end of period	293	418	(689)